Expense Example - FPA Queens Road Value ETF - FPA Queens Road Value ETF	Sep. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,520